Consolidated Statements of Shareholders' (deficit) Equity (Parenthetical)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement Of Stockholders Equity [Abstract]
Share issuance cost upon initial public offering	$ 2,770,299